Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Abstract]
Unrecognized deferred tax assets tax loss carryforwards	$ 37,442	$ 26,244
Temporary differences associated with investments in subsidiaries and joint ventures	3,427,371	2,553,012
Deferred tax asset not recognized for deductible temporary differences	$ 2,362,974	$ 2,487,133